Business Segment and Geographical Information - Distribution of Interest Income by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Interest income	$ 4,759	$ 2,346	$ 1,484
Ireland
Segment Reporting Information [Line Items]
Interest income	2,620	1,084	407
Rest of Europe
Segment Reporting Information [Line Items]
Interest income	1,750	1,222	1,040
U.S.
Segment Reporting Information [Line Items]
Interest income	17	16	2
Other
Segment Reporting Information [Line Items]
Interest income	$ 372	$ 24	$ 35